REPORTING ENTITY - Sale of BAC Holding - Summary of discontinued operations (Details) - COP ($) $ / shares in Units, $ in Millions		3 Months Ended	12 Months Ended
	Dec. 14, 2022	Mar. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Interest income calculated using the effective interest method
Loan portfolio			$ 25,465,582	$ 26,534,115	$ 17,559,516
Investments in debt securities			2,716,350	2,385,289	1,843,516
Total interest income			28,181,932	28,919,404	19,403,032
Interest expense
Checking accounts			(261,315)	(253,043)	(159,114)
Savings accounts			(5,434,063)	(5,953,426)	(3,555,844)
Time deposits			(9,448,857)	(9,944,424)	(4,040,232)
Interest expense on deposits from customers			(15,194,029)	(16,214,226)	(7,756,432)
Financial obligations
Interbank borrowings and overnight funds			(1,683,943)	(1,856,263)	(678,114)
Borrowings from banks and similar			(1,510,447)	(1,601,927)	(739,803)
Bonds issued			(1,790,729)	(2,159,948)	(2,092,843)
Total Financial obligations			(5,720,304)	(6,418,204)	(3,907,963)
Impairment losses on financial assets
Loans and other accounts receivable			(4,755,134)	(4,751,039)	(3,120,403)
Other financial assets			(4,163)	12,871	(16,723)
Recovery of charged-off financial assets			574,260	555,774	643,978
Net impairment loss on financial assets			(4,185,037)	(4,182,394)	(2,493,148)
Net interest income, after impairment losses			3,082,562	2,104,580	5,245,489
Income from commissions and fees			4,616,144	4,356,336	3,874,439
Expenses from commissions and fees			(1,032,350)	(1,003,813)	(970,676)
Net income from commissions and fees			3,583,794	3,352,523	2,903,763
Net trading income (loss)			1,404,404	(916,049)	1,559,626
Other expenses			(8,651,798)	(8,346,454)	(7,409,783)
Net income before tax expense			3,137,904	3,487,550	6,274,371
Net reclassifications of Other Comprehensive Income			$ 458,118	$ 458,930	(2,752,028)
Net income from discontinued operations, net of tax					866,166
Net income attributable to owners of the parent:
Owners of the parent					593,990
Non-controlling interests					272,176
Net income from discontinued operations, net of tax					$ 866,166
Net income per share basic (in Colombian pesos, see note 25.3 "Earnings per share").					$ 25.67
Net income per share diluted (in Colombian pesos, see note 25.3 "Earnings per share").					$ 25.67
BAC Holding International Corp
Interest income calculated using the effective interest method
Loan portfolio					$ 1,684,995
Investments in debt securities					164,424
Total interest income					1,849,419
Interest expense
Checking accounts					(47,739)
Savings accounts					(53,608)
Time deposits					(324,670)
Interest expense on deposits from customers					(426,017)
Financial obligations
Interbank borrowings and overnight funds					(253)
Borrowings from banks and similar					(66,621)
Bonds issued					(61,195)
Total Financial obligations					(128,069)
Net interest income					1,295,333
Impairment losses on financial assets
Loans and other accounts receivable					(264,926)
Other financial assets					(2,850)
Net impairment loss on financial assets					(267,776)
Net interest income, after impairment losses					1,027,557
Income from commissions and fees					753,523
Expenses from commissions and fees					(30,396)
Net income from commissions and fees					723,127
Net trading income (loss)					953
Other income					543,073
Other expenses					(2,633,765)
Net income before tax expense					(339,055)
Income tax expense					(224,104)
Net income (loss) from discontinued operations					(563,159)
Net reclassifications of Other Comprehensive Income					1,429,325
Net income from discontinued operations, net of tax					866,166
Net income attributable to owners of the parent:
Owners of the parent					593,990
Non-controlling interests					272,177
Net income from discontinued operations, net of tax					$ 866,166
Net income per share basic (in Colombian pesos, see note 25.3 "Earnings per share").					$ 25.67
Net income per share diluted (in Colombian pesos, see note 25.3 "Earnings per share").					$ 25.67
BAC Holding International Corp | Ifrs Discontinued Operations, Disposed of by Means Other than Sale, Spinoff [Member]
Interest income calculated using the effective interest method
Loan portfolio		$ 1,684,995
Investments in debt securities		164,424
Total interest income		1,849,419
Interest expense
Checking accounts		(47,739)
Savings accounts		(53,608)
Time deposits		(324,670)
Interest expense on deposits from customers		(426,017)
Financial obligations
Interbank borrowings and overnight funds		(253)
Borrowings from banks and similar		(66,621)
Bonds issued		(61,195)
Total Financial obligations		(128,069)
Net interest income		1,295,333
Impairment losses on financial assets
Loans and other accounts receivable		(264,926)
Other financial assets		(2,850)
Net impairment loss on financial assets		(267,776)
Net interest income, after impairment losses		1,027,557
Income from commissions and fees		753,523
Expenses from commissions and fees		(30,396)
Net income from commissions and fees		723,127
Net trading income (loss)		953
Other income		291,413
Other expenses		(1,274,056)
Net income before tax expense		768,994
Income tax expense		(224,104)
Net income (loss) from discontinued operations		544,890
Net reclassifications of Other Comprehensive Income		1,052,622
Net income from discontinued operations, net of tax		1,597,512
Net income attributable to owners of the parent:
Owners of the parent		1,098,073
Non-controlling interests		499,439
Net income from discontinued operations, net of tax		$ 1,597,512
Net income per share basic (in Colombian pesos, see note 25.3 "Earnings per share").		$ 47.45
Net income per share diluted (in Colombian pesos, see note 25.3 "Earnings per share").		$ 47.45
BAC Holding International Corp | Ifrs Discontinued Operations, Disposed of by Sale [Member]
Impairment losses on financial assets
Other income	$ 251,660
Other expenses	(1,359,709)
Net income before tax expense	(1,108,049)
Net income (loss) from discontinued operations	(1,108,049)				$ 796,550
Net reclassifications of Other Comprehensive Income	376,703				1,429,325
Net income from discontinued operations, net of tax	(731,346)				866,166
Net income attributable to owners of the parent:
Owners of the parent	(504,083)
Non-controlling interests	(227,262)
Net income from discontinued operations, net of tax	$ (731,346)				$ 866,166
Net income per share basic (in Colombian pesos, see note 25.3 "Earnings per share").	$ (21.78)
Net income per share diluted (in Colombian pesos, see note 25.3 "Earnings per share").	$ (21.78)